Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2

Deal Information

1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2016-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	7/20/2016

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2016-2

5. Collateral Summary	Collection Period, Begin:	3/1/2019
	Collection Period, End:	3/31/2019
6. Charge-Off and Delinquency Rates	Determination Date:	4/15/2019
	Distribution Date:	4/22/2019
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	13974MAA4	168,000,000.00	0.00	0.75000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2a	13974MAB2	137,000,000.00	0.00	1.32000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2b	13974MAH9	75,000,000.00	0.00	3.07775000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	13974MAC0	212,000,000.00	0.00	1.46000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	13974MAD8	73,640,000.00	62,293,423.59	1.63000000	11,133,068.67	84,615.23	11,217,683.90	0.00	0.00	51,160,354.92
B	13974MAE6	23,220,000.00	23,220,000.00	2.11000000	0.00	40,828.50	40,828.50	0.00	0.00	23,220,000.00
C	13974MAF3	38,700,000.00	38,700,000.00	2.42000000	0.00	78,045.00	78,045.00	0.00	0.00	38,700,000.00
D	13974MAG1	27,090,000.00	27,090,000.00	3.16000000	0.00	71,337.00	71,337.00	0.00	0.00	27,090,000.00
Deal Totals		754,650,000.00	151,303,423.59		11,133,068.67	274,825.73	11,407,894.40	0.00	0.00	140,170,354.92

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2a	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2b	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	845.91829970	151.18235565	1.14903897	152.33139462	0.00000000	694.73594405
B	1,000.00000000	0.00000000	1.75833333	1.75833333	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.01666667	2.01666667	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.63333333	2.63333333	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	200.49483017
Ending Aggregate Note Pool Factor:	185.74220489

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	3/20/2019	4/21/2019	Actual/360	N/A	N/A	0.75000000	0.75000000	0.00
A-2a	0.00	3/20/2019	4/21/2019	30/360	N/A	N/A	1.32000000	1.32000000	0.00
A-2b	0.00	3/20/2019	4/21/2019	Actual/360	2.48775000	0.59000000	N/A	3.07775000	0.00
A-3	0.00	3/20/2019	4/21/2019	30/360	N/A	N/A	1.46000000	1.46000000	0.00
A-4	62,293,423.59	3/20/2019	4/21/2019	30/360	N/A	N/A	1.63000000	1.63000000	84,615.23
B	23,220,000.00	3/20/2019	4/21/2019	30/360	N/A	N/A	2.11000000	2.11000000	40,828.50
C	38,700,000.00	3/20/2019	4/21/2019	30/360	N/A	N/A	2.42000000	2.42000000	78,045.00
D	27,090,000.00	3/20/2019	4/21/2019	30/360	N/A	N/A	3.16000000	3.16000000	71,337.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2a	0.00	0.00	0.00	0.00	0.00
A-2b	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	84,615.23	0.00	84,615.23	0.00
B	0.00	40,828.50	0.00	40,828.50	0.00
C	0.00	78,045.00	0.00	78,045.00	0.00
D	0.00	71,337.00	0.00	71,337.00	0.00
Deal Totals	0.00	274,825.73	0.00	274,825.73	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
4. Collections and Distributions

Collections
Receipts During the Period	11,077,313.17
Administrative Purchase Payments	195,220.62
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	564,636.26
Other Fees or Expenses Paid	0.00
Total Collections	11,837,170.05

Beginning Reserve Account Balance	3,869,997.59
Total Available Amount	15,707,167.64

Distributions
Total Available Amount	15,707,167.64
Basic Servicing Fee	187,842.09
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	84,615.23
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	40,828.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	78,045.00
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	71,337.00
Fourth Priority Principal Distributable Amount	0.00
To Reserve Account - Specified Reserve Account Balance	3,869,997.59
Noteholders' Regular Principal Distributable Amount	11,133,068.67
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	239,933.56

Supplemental Servicing Fees	120,044.92
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	32,100.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	47,835	19,797	19,034
	Aggregate Receivables Principal Balance	773,999,517.73	180,328,405.50	169,195,336.83
	Aggregate Receivables Face Amount	773,999,517.73	180,328,405.50	169,195,336.83
 There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	9.55000000	10.12689789	10.14948298	68.37	69.26	69.37	55.49	30.37	29.56

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.12%	1.15%	1.43%	1.28%	1.23%	1.15%	1.23%	1.31%	1.30%	1.58%	1.24%	1.43%	1.36%	1.32%	1.44%	1.21%	1.34%	1.27%	1.11%	1.35%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.22%	1.44%	1.31%	1.25%	1.22%	1.32%	1.28%	0.99%	1.37%	1.03%	1.08%	1.19%	1.04%	1.23%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	174,761,871.17	107	636,111.46	5,944.97	4.3679%	19,034	311	1.6339%
Preceding	185,446,488.83	97	472,874.94	4,875.00	3.0599%	19,797	362	1.8286%
Next Preceding	196,257,572.34	117	723,687.66	6,185.36	4.4249%	20,436	460	2.2509%
Third Preceding	207,483,059.90	123	724,317.75	5,888.76	4.1892%	Three Month Average		1.9045%
Four Month Average					4.0105%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	773,999,517.73	31,092,781.69	4.0172%	31 - 60 days	1,105	11,834,974.53	6.9949%
The information contained in this report is defined or determined in a manner consistent with the prospectus for				61 - 90 days	248	2,663,858.34	1.5744%
Capital Auto Receivables Asset Trust 2016-2 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	62	570,853.48	0.3374%
				> 120 days	1	17,365.52	0.0103%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		513	5,522,114.06
				Current Period		48	502,737.68
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		47	165,245.93
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		514	5,859,605.81

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	3,869,997.59	3,869,997.59	0.00	0.00	0.00	3,869,997.59	3,869,997.59

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
8. Performance Tests

Event of Default	NO
Servicer Default	NO
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target Amount Satisfied?	YES
Initial Overcollateralization	19,349,517.73
Current Overcollateralization	29,024,981.91
Overcollateralization Target	29,024,981.91

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
61+ Delinquencies	0.02%	0.40%	0.70%	0.79%	0.89%	1.14%	1.23%	1.29%	0.95%	0.81%	0.89%	0.93%	1.12%	1.25%	1.48%	1.56%	1.65%	1.78%	2.13%	2.04%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	6.10%	6.10%	6.10%	6.10%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	8.10%	8.10%	8.10%	8.10%
61+ Delinquencies	1.68%	1.38%	1.53%	1.69%	1.91%	1.99%	2.01%	2.41%	2.14%	2.33%	2.57%	2.60%	2.17%	1.92%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%
61+ Delinquencies
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2016-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2016-2 will perform in the future.